PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

	September 30, 2022	December 31, 2021
Buildings	$12,107	$13,514
Vehicles	41,162	45,948
Construction in progress	10,552,131	11,778,957
Subtotal	10,605,400	11,838,419
Less: accumulated depreciation	(11,604)	(5,117)
Property, plant and equipment, net	$10,593,796	$11,833,302

	December 31, 2021	December 31, 2020
Buildings	$13,514	$10,330,767
Machinery, equipment and furniture	45,948	5,830,470
Construction in progress	11,778,957	-
Subtotal	11,838,419	16,161,237
Less: accumulated depreciation	(5,117)	(6,670,042)
Property, plant and equipment, net	$11,833,302	$9,491,195